UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        DECEMBER 31, 2002
                                                ----------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         SOUND SHORE MANAGEMENT, INC.
          ------------------------------------
Address:      P.O. BOX 1810
          ------------------------------------
              8 SOUND SHORE DRIVE, SUITE 180
              GREENWICH, CT  06836

Form 13F File Number:  028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         SHANNA S. SULLIVAN
          ------------------------------------
Title:        VICE PRESIDENT
          ------------------------------------
Phone:        (203) 629-1980
          ------------------------------------

Signature, Place, and Date of Signing:

 /s/ SHANNA S. SULLIVAN             GREENWICH, CT           FEBRUARY 12, 2003
---------------------------   --------------------------  ---------------------
       (Signature)                   (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:         Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         54
                                                     ------------------------

Form 13F Information Table Value Total:                     $2,711,184
                                                     ------------------------
                                                           (thousands)

List of Other Included Managers:

                                        NONE

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

               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                         12/31/02
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           Item 1             Item 2     Item 3          Item 4   Item 5         Item 6        Item 7            Item 8
       Name of Issuer          Title     Cusip       Mkt. Value   Shares  Investment Discretion Mgrs.       VOTING AUTHORITY
                                                                          ---------------------             ----------------
                                of       Number         x $1000            Sole  Shared Other           Sole     Shared    None
                               Class                                        (A)   (B)    (C)             (A)      (B)       (C)
-----------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.     COMMON    00817Y108        90,271  2,195,300   X                        1,935,600        0   259,700
Ambac Financial Group, Inc    COMMON    023139108        48,158    856,300   X                          759,200        0    97,100
A O N Corporation             COMMON    037389103        76,605  4,055,300   X                        3,578,600        0   476,700
Baxter International Inc      COMMON    071813109        38,522  1,375,800   X                        1,211,000        0   164,800
Berkshire Hathaway, Inc.      COMMON    084670108       132,114      1,816   X                            1,593        0       223
Bristol Myers Squibb Co.      COMMON    110122108        28,854  1,246,400   X                        1,106,200        0   140,200
CenturyTel, Inc.              COMMON    156700106        90,999  3,097,300   X                        2,728,800        0   368,500
CitiGroup, Inc.               COMMON    172967101         1,058     30,053   X                                0        0    30,053
Citizen's Communications      COMMON    17453B101        88,427  8,381,700   X                        7,340,100        0 1,041,600
Convergys Corporation         COMMON    212485106        37,295  2,461,700   X                        2,162,200        0   299,500
Countrywide Financial Corp.   COMMON    222372104        53,509  1,036,000   X                          917,600        0   118,400
Cypress Semiconductor Corp.   COMMON    232806109        18,931  3,309,600   X                        2,830,700        0   478,900
Dana Corporation              COMMON    235811106        39,740  3,379,251   X                        2,966,500        0   412,751
Duke Energy Corporation       COMMON    264399106        60,621  3,102,400   X                        2,782,000        0   320,400
Eaton Corporation             COMMON    278058102        54,450    697,100   X                          614,800        0    82,300
Electronic Data Systems Co.   COMMON    285661104        83,967  4,556,000   X                        3,956,800        0   599,200
Engelhard Corporation         COMMON    292845104        45,864  2,052,100   X                        1,812,000        0   240,100
Equifax Incorporated          COMMON    294429105        53,396  2,307,500   X                        2,035,600        0   271,900
Freddie Mac                   COMMON    313400301        82,398  1,395,400   X                        1,231,000        0   164,400
Fannie Mae                    COMMON    313586109         1,525     23,700   X                                0        0    23,700
Goodrich Corporation          COMMON    382388106        24,063  1,313,500   X                        1,150,400        0   163,100
Halliburton Company           COMMON    406216101        76,541  4,090,900   X                        3,606,100        0   484,800
HCA, Inc.                     COMMON    404119109         5,105    123,000   X                          123,000        0         0
IMS Health, Inc.              COMMON    449934108        74,488  4,655,500   X                        4,070,900        0   584,600
Interpublic Group of Cos.     COMMON    460690100        83,320  5,917,600   X                        5,160,400        0   757,200
KB Home Corporation           COMMON    48666K109           471     11,000   X                                0        0    11,000
Kimberly-Clark Company        COMMON    494368103        13,263    279,400   X                          254,400        0    25,000
Kroger Company                COMMON    501044101        51,427  3,328,600   X                        2,896,800        0   431,800
Liberty Media Corporation     COMMON    530718105        85,701  9,586,200   X                        8,350,600        0 1,235,600
MBIA Inc.                     COMMON    55262C100        63,799  1,454,600   X                        1,282,500        0   172,100
Marathon Oil Corporation      COMMON    565849106        82,499  3,875,000   X                        3,416,900        0   458,100
Merck & Co. Inc.              COMMON    589331107           815     14,400   X                                0        0    14,400
Mylan Labs, Inc.              COMMON    628530107        65,989  1,890,800   X                        1,669,600        0   221,200
National City Corporation     COMMON    635405103        41,354  1,513,700   X                        1,334,400        0   179,300
Omnicare, Inc.                COMMON    681904108        72,743  3,052,600   X                        2,697,500        0   355,100
Philip Morris Co.s Inc.       COMMON    718154107           815     20,100   X                                0        0    20,100
Presidential Life Corporation COMMON    740884101            99     10,000   X                                0        0    10,000
Principal Financial Group     COMMON    74251V102         8,955    297,200   X                          273,500        0    23,700
Republic Services Inc.        COMMON    760759100        75,681  3,607,300   X                        3,182,800        0   424,500
SPX Corporation               COMMON    784635104        20,766    554,500   X                          500,300        0    54,200
Safeway, Inc.                 COMMON    786514208        62,371  2,670,000   X                        2,333,800        0   336,200
Schering Plough Inc.          COMMON    806605101        56,672  2,552,800   X                        2,250,700        0   302,100
Sprint Corporation            COMMON    852061100        83,920  5,795,600   X                        5,010,300        0   785,300
TJX Companies, Inc.           COMMON    872540109           742     38,000   X                                0        0    38,000
TXU Corporation               COMMON    873168108        60,109  3,217,800   X                        2,836,300        0   381,500
Telephone & Data Systems      COMMON    879433100        34,198    727,300   X                          642,200        0    85,100
Tenet Healthcare Corporation  COMMON    88033G100           590     36,000   X                           36,000        0         0
Textron Incorporated          COMMON    883203101        72,322  1,682,300   X                        1,469,900        0   212,400
Thermo Electron Corporation   COMMON    883556102        78,227  3,888,000   X                        3,436,400        0   451,600
Triad Hospitals, Inc.         COMMON    89579K109        63,082  2,114,700   X                        1,867,100        0   247,600
Tyco International Ltd.       COMMON    902124106        83,622  4,895,900   X                        4,318,800        0   577,100
U.S. Bancorp                  COMMON    902973304        62,472  2,944,000   X                        2,609,300        0   334,700
Watson Pharmaceuticals, Inc.  COMMON    942683103        76,824  2,717,500   X                        2,395,900        0   321,600
WellChoice Incorporated       COMMON    949475107         1,437     60,000   X                           60,000        0         0

   TOTALS:                      54                    2,711,184
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